                           AIM AGGRESSIVE GROWTH FUND

                       CLASS A, CLASS B AND CLASS C SHARES

                        Supplement dated February 4, 2000
                     to the Prospectus dated January 6, 2000

At a meeting held on February 3, 2000, the Board of Directors of AIM Equity Funds, Inc. (the company), on behalf of AIM Aggressive Growth Fund (the fund), voted to request shareholders to approve the following items that will affect the fund:

     - An Agreement and Plan of Reorganization which provides for the reorganization of the company, which is currently a Maryland corporation, as a Delaware business trust;

     -    A new advisory agreement between the company and A I M Advisors, Inc.
          (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future);

     - Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information; and

     - Changing the fund's investment objective and making it non-fundamental. The investment objective of the fund would be changed by deleting references to the types of securities that the fund will purchase to achieve its objective. If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Directors of the company without further approval by shareholders. Pursuant to this proposal, the fund's investment objective would read: "The fund's investment objective is to achieve long-term growth of capital."

The Board of Directors of the company has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 26, 2000.

                               AIM BLUE CHIP FUND

                       CLASS A, CLASS B AND CLASS C SHARES

                        Supplement dated February 4, 2000
                     to the Prospectus dated January 6, 2000

At a meeting held on February 3, 2000, the Board of Directors of AIM Equity Funds, Inc. (the company), on behalf of AIM Blue Chip Fund (the fund), voted to request shareholders to approve the following items that will affect the fund:

     - An Agreement and Plan of Reorganization which provides for the reorganization of the company, which is currently a Maryland corporation, as a Delaware business trust;

     -    A new advisory agreement between the company and A I M Advisors, Inc.
          (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future);

     - Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information; and

     - Changing the fund's investment objective so that it is non-fundamental. If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Directors of the company without further approval by shareholders.

The Board of Directors of the company has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 26, 2000.

                          AIM CAPITAL DEVELOPMENT FUND

                       CLASS A, CLASS B AND CLASS C SHARES

                        Supplement dated February 4, 2000
                     to the Prospectus dated January 6, 2000

At a meeting held on February 3, 2000, the Board of Directors of AIM Equity Funds, Inc. (the company), on behalf of AIM Capital Development Fund (the fund), voted to request shareholders to approve the following items that will affect the fund:

     - An Agreement and Plan of Reorganization which provides for the reorganization of the company, which is currently a Maryland corporation, as a Delaware business trust;

     -    A new advisory agreement between the company and A I M Advisors, Inc.
          (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future);

     - Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information; and

     - Changing the fund's investment objective so that it is non-fundamental. If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Directors of the company without further approval by shareholders.

The Board of Directors of the company has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 26, 2000.

                                AIM CHARTER FUND

                       CLASS A, CLASS B AND CLASS C SHARES

                        Supplement dated February 4, 2000
                     to the Prospectus dated January 6, 2000

At a meeting held on February 3, 2000, the Board of Directors of AIM Equity Funds, Inc. (the company), on behalf of AIM Charter Fund (the fund), voted to request shareholders to approve the following items that will affect the fund:

     - An Agreement and Plan of Reorganization which provides for the reorganization of the company, which is currently a Maryland corporation, as a Delaware business trust;

     -    A new advisory agreement between the company and A I M Advisors, Inc.
          (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and (ii) clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future); and

     - Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information.

The Board of Directors of the company has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 26, 2000.

At the February 3, 2000 meeting of the company's Board, the Directors also approved the following investment policy change, which is effective immediately. The second paragraph under the heading "INVESTMENT OBJECTIVES AND STRATEGIES" on page 1 of the prospectus is hereby deleted in its entirely, and is replaced with the following:

     "The fund seeks to meet these objectives by investing at least 65% of its total assets in securities of established companies that have long-term above-average growth in earnings and dividends, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings and dividends. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential. The fund may also invest up to 20% of its total assets in foreign securities."

                             AIM CONSTELLATION FUND

                       CLASS A, CLASS B AND CLASS C SHARES

                        Supplement dated February 4, 2000
                     to the Prospectus dated January 6, 2000

At a meeting held on February 3, 2000, the Board of Directors of AIM Equity Funds, Inc. (the company), on behalf of AIM Constellation Fund (the fund), voted to request shareholders to approve the following items that will affect the fund:

     - An Agreement and Plan of Reorganization which provides for the reorganization of the company, which is currently a Maryland corporation, as a Delaware business trust;

     -    A new advisory agreement between the company and A I M Advisors, Inc.
          (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and (ii) clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future); and

     - Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information.

The Board of Directors of the company has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 26, 2000.

                        AIM DENT DEMOGRAPHIC TRENDS FUND

                       CLASS A, CLASS B AND CLASS C SHARES

                        Supplement dated February 4, 2000
                     to the Prospectus dated January 6, 2000

At a meeting held on February 3, 2000, the Board of Directors of AIM Equity Funds, Inc. (the company), on behalf of AIM Dent Demographic Trends Fund (the fund), voted to request shareholders to approve the following items that will affect the fund:

     - An Agreement and Plan of Reorganization which provides for the reorganization of the company, which is currently a Maryland corporation, as a Delaware business trust; and

     -    A new advisory agreement between the company and A I M Advisors, Inc.
          (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future).

The Board of Directors of the company has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 26, 2000.

                        AIM LARGE CAP BASIC VALUE FUND

                     CLASS A, CLASS B AND CLASS C SHARES

                      Supplement dated February 4, 2000
                   to the Prospectus dated January 6, 2000,
                       as supplemented February 1, 2000

This supplement supersedes and replaces in its entirety the supplement dated February 1, 2000.

At a meeting held on February 3, 2000, the Board of Directors of AIM Equity Funds, Inc. (the company), on behalf of AIM Large Cap Basic Value Fund (the fund), voted to request shareholders to approve the following items that will affect the fund:

     - An Agreement and Plan of Reorganization which provides for the reorganization of the company, which is currently a Maryland corporation, as a Delaware business trust; and

     -    A new advisory agreement between the company and A I M Advisors, Inc.
          (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future).

The Board of Directors of the company has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 26, 2000.

Currently, only Class A shares of the fund are available to investors.

Class B shares and Class C shares of the fund are not currently available.

Investors may purchase Class A shares of the fund through exchanges from other AIM Funds, as well as through automatic dividend reinvestment from another AIM Fund.

                            AIM LARGE CAP GROWTH FUND

                       CLASS A, CLASS B AND CLASS C SHARES

                        Supplement dated February 4, 2000
                     to the Prospectus dated January 6, 2000


At a meeting held on February 3, 2000, the Board of Directors of AIM Equity Funds, Inc. (the company), on behalf of AIM Large Cap Growth Fund (the fund), voted to request shareholders to approve the following items that will affect the fund:

     - An Agreement and Plan of Reorganization which provides for the reorganization of the company, which is currently a Maryland corporation, as a Delaware business trust;

     -    A new advisory agreement between the company and A I M Advisors, Inc.
          (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future); and

     - Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information.

The Board of Directors of the company has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 26, 2000.

                             AIM MID CAP GROWTH FUND

                       CLASS A, CLASS B AND CLASS C SHARES

                        Supplement dated February 4, 2000
                     to the Prospectus dated January 6, 2000


At a meeting held on February 3, 2000, the Board of Directors of AIM Equity Funds, Inc. (the company), on behalf of AIM Mid Cap Growth Fund (the fund), voted to request shareholders to approve the following items that will affect the fund:

     - An Agreement and Plan of Reorganization which provides for the reorganization of the company, which is currently a Maryland corporation, as a Delaware business trust; and

     -    A new advisory agreement between the company and A I M Advisors, Inc.
          (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future).

The Board of Directors of the company has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 26, 2000.

                               AIM WEINGARTEN FUND

                       CLASS A, CLASS B AND CLASS C SHARES

                        Supplement dated February 4, 2000
                     to the Prospectus dated January 6, 2000


At a meeting held on February 3, 2000, the Board of Directors of AIM Equity Funds, Inc. (the company), on behalf of AIM Weingarten Fund (the fund), voted to request shareholders to approve the following items that will affect the fund:

     - An Agreement and Plan of Reorganization which provides for the reorganization of the company, which is currently a Maryland corporation, as a Delaware business trust;

     -    A new advisory agreement between the company and A I M Advisors, Inc.
          (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and (ii) clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future); and

     - Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information.

The Board of Directors of the company has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 26, 2000.

At the February 3, 2000 meeting of the company's Board, the Directors also approved a change in the fund's investment objective. The change would delete references to the types of securities that the fund will purchase to achieve its objective. Pursuant to this change, which will become effective on or about May 26, 2000, the fund's investment objective will read: "The fund's investment objective is to provide growth of capital."

                                RETAIL CLASSES OF

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                         AIM LARGE CAP BASIC VALUE FUND
                            AIM LARGE CAP GROWTH FUND
                             AIM MID CAP GROWTH FUND
                               AIM WEINGARTEN FUND

                  (SERIES PORTFOLIOS OF AIM EQUITY FUNDS, INC.)

                        Supplement dated February 4, 2000
        to the Statement of Additional Information dated January 6, 2000


At a meeting held on February 3, 2000, the Board of Directors of AIM Equity Funds, Inc. (the "Company"), on behalf of its series portfolios (the "Funds"), voted to request shareholder approval to amend the Funds' fundamental investment restrictions. The Board of Directors has called a meeting of the Fund's shareholders to be held on or about May 3, 2000. Only shareholders of record as of February 18, 2000 are entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 26, 2000.

If shareholders approve the proposal to amend the Funds' fundamental investment restrictions, each of the AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Large Cap Growth Fund and AIM Weingarten Fund will operate under the following fundamental investment restrictions:

Each Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of such Fund's outstanding shares:

          (a) the Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the 1940 Act laws and interpretations) or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act laws and interpretations, the 1940 Act laws, interpretations and exemptions). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act laws, interpretations and exemptions.

          (b) the Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act laws, interpretations and exemptions.

          (c) the Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

          (d) the Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act laws, interpretations and exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

          (e) the Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

          (f) the Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

          (g) the Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act laws, interpretations and exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

          (h) the Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

The investment restrictions set forth above provide the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Funds have this flexibility, the Board of Directors has adopted internal guidelines for each Fund relating to certain of these restrictions which the adviser must follow in managing the Funds. Any changes to these guidelines, which are set forth below, require the approval of the Board of Directors.

     1. In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or
          (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies and their series portfolios that have AIM as an investment adviser, subject to the terms and conditions of any exemptive orders issued by the SEC.

     2. In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker/dealers or other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an AIM Fund). Other than AIM Constellation Fund, the Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. Other than AIM Constellation Fund, the Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

     3. In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

     4. In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to another AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

     5. Notwithstanding the fundamental restriction on investing all of the Fund's assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and limitations as the Fund.

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values of assets will not be considered a violation of the restriction.

Effective immediately, the following new section is added after the second paragraph appearing under the heading "INVESTMENT STRATEGIES AND RISKS - BORROWING" on page 20 of the Statement of Additional Information:

     "EQUITY-LINKED DERIVATIVES

          Each Fund may invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optomised Portfolios as Listed Securities ("OPALS"). Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in equity-linked derivatives may constitute investment in other investment companies. See "Investment in Other Investment Companies.""

Effective immediately, the following paragraph replaces in its entirety the paragraph appearing under the heading "INVESTMENT STRATEGIES AND RISKS - INVESTMENT IN OTHER INVESTMENT COMPANIES" on page 20 of the Statement of Additional Information:

          "Each of the Funds may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds (defined below): (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment adviser (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of such Fund. With respect to a Fund's purchase of shares of the Affiliated Money Market Funds, the Fund will indirectly pay the advisory fees and other operating expenses of the Affiliated Money Market Funds."

Currently, only Class A shares of AIM Large Cap Basic Value Fund are available to investors.

Class B shares and Class C shares of AIM Large Cap Basic Value Fund are not currently available.

Investors may purchase Class A shares of AIM Large Cap Basic Value Fund through exchanges from other AIM Funds, as well as through automatic dividend reinvestment from another AIM Fund.